Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loss Contingencies [Line Items]
Operating Lease, Expense		$ 41,728
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating Lease, Expense	$ 51,455